Capital stock and capital risk management - Summary of detailed information about changes in equity (Detail) - USD ($) $ in Thousands		12 Months Ended
	Apr. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 15, 2023
Beginning Balance		$ 398,064	$ 517,874	$ 517,873
Number of shares		95,285,453	95,355,432	88,406,480
Shares to be granted in LTIP				$ 1
Number of shares				5,772,141
Number of shares			2,011,219
Reduction of capital stock		$ (156,587)	$ (19,965)
Number of shares		7,297,507
Number of shares		0
Series A shares granted for the LTIP		$ 1	1
Number of shares		2,930,116
Number of shares				1,176,811
Share repurchase		$ (50,000)	$ (99,846)
Number of shares repurchased		(1,213,371)	(2,081,198)
Ending Balance		$ 491,165	$ 398,064	$ 517,874
Number of shares		104,299,705	95,285,453	95,355,432
Issuance of shares		299,687
Series A common shares [member]
Beginning Balance		$ 398,064	$ 517,874	$ 517,873
Number of shares		95,285,451	95,355,430	88,406,478
Shares to be granted in LTIP				$ 1
Number of shares				5,772,141
Number of shares			2,011,219
Reduction of capital stock		$ (156,587)	$ (19,965)
Number of shares		7,297,507
Number of shares		0
Series A shares granted for the LTIP		$ 1	1
Number of shares		2,930,116
Number of shares				1,176,811
Share repurchase		$ (50,000)	$ (99,846)
Number of shares repurchased		(1,213,371)	(2,081,198)
Ending Balance		$ 491,165	$ 398,064	$ 517,874
Number of shares		104,299,703	95,285,451	95,355,430
Issuance of shares	7,297,507	299,687			1,176,811
Increase In Issued Capital	$ 299,687
Series C common shares [member]
Number of shares		2	2	2
Number of shares		2	2	2